Variable interest entities - financial positions (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Variable interest entities
Cash and cash equivalents	¥ 20,855,252	$ 3,023,727	¥ 43,429,717	$ 6,296,717	¥ 19,372,084	¥ 12,790,790
Short-term investments	17,548,218	2,544,252	13,343,754
Accounts and notes receivable, net	2,251,633	326,456	2,831,123
Loans receivable, net	5,338,627	774,028	4,644,298
Long-term investments, net	4,734,084		4,614,724
Property and equipment, net	5,718,324	829,079	8,000,218
Intangible assets, net	1,724,141	249,977	3,286,145
Total assets	131,213,272	19,024,136	152,998,135
Short-term borrowings	4,940,310	716,278	6,838,328
Accounts and notes payable	2,870,046	416,118	4,624,953
Total liabilities	21,788,574	3,159,046	27,551,385
Total shareholders' equity	95,344,765	13,823,692	112,119,504		¥ (76,134,498)	¥ (62,689,462)
Total liabilities, mezzanine equity and shareholders' equity	131,213,272	$ 19,024,136	152,998,135
VIE
Variable interest entities
Cash and cash equivalents	5,558,835		18,499,058
Restricted cash	739,355		108,223
Short-term investments	2,911,180		764,343
Accounts and notes receivable, net	1,353,038		1,622,379
Loans receivable, net	2,073,477		1,426,244
Amounts due from the Company and its subsidiaries	29,306,180		20,730,377
Investment securities and other investments	2,215,533		4,708,537
Long-term investments, net	3,225,203		3,064,399
Property and equipment, net	273,753		349,510
Intangible assets, net	462,485		514,838
Other assets, net	1,275,757		1,329,105
Total assets	49,394,796		53,117,013
Short-term borrowings	199,807		824,964
Accounts and notes payable	2,672,716		3,706,079
Amounts due to the Company and its subsidiaries	63,721,620		58,675,506
Operating lease liabilities	274,150		238,261
Other liabilities	4,735,651		6,094,576
Total liabilities	71,603,944		69,539,386
Total shareholders' equity	(22,209,148)		(16,422,373)
Total liabilities, mezzanine equity and shareholders' equity	¥ 49,394,796		¥ 53,117,013